Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Number of Shares of Common Stock Issued and Outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2011, 2012 and 2013 have resulted from the following:

Number of shares
Balance at March 31, 2010	1,004,571,464
Exercise of stock acquisition rights	65,200

Balance at March 31, 2011	1,004,636,664
Exercise of stock acquisition rights	1,500

Balance at March 31, 2012	1,004,638,164
Stock issued under exchange offering	7,312,042

Balance at March 31, 2013	1,011,950,206

Other Comprehensive Income

Other comprehensive income for the fiscal years ended March 31, 2011, 2012 and 2013 were comprised of the following:

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2011:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(42,311)	12,996	(25,445)
Less: Reclassification adjustment included in net income	21,548	(8,104)	13,444
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(662)	52	(610)
Less: Reclassification adjustment included in net income	(785)	(158)	(943)
Pension liability adjustment*	3,164	(6,463)	(3,176)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(118,840)	1,256	(117,584)
Less: Reclassification adjustment included in net income	(832)	—	(832)

Other comprehensive income (loss)	(138,718)	(421)	(135,146)

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2012:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	28,712	(10,162)	12,369
Less: Reclassification adjustment included in net income	3,417	(1,240)	2,177
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(177)	(70)	(247)
Less: Reclassification adjustment included in net income	911	(125)	786
Pension liability adjustment*	(29,239)	(3,934)	(34,668)
Foreign currency translation adjustments —
Translation adjustments arising during the period*	(32,640)	74	(32,961)
Less: Reclassification adjustment included in net income	14,655	—	14,655

Other comprehensive income (loss)	(14,361)	(15,457)	(37,889)

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2013:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	112,049	(35,413)	62,537
Less: Reclassification adjustment included in net income	(34,686)	14,328	(20,358)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(69)	12	(57)
Less: Reclassification adjustment included in net income	615	(250)	365
Pension liability adjustment*	(8,476)	1,853	(4,983)
Foreign currency translation adjustments —
Translation adjustments arising during the period*	160,425	(2,534)	159,149
Less: Reclassification adjustment included in net income	3,927	—	3,927

Other comprehensive income (loss)	233,785	(22,004)	200,580

*	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.

Net Income (Loss) Attributable to Sony Corporation's s Stockholders and Transfers (to) from Noncontrolling Interests

Net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Net income (loss) attributable to Sony Corporation’s stockholders	(259,585)	(456,660)	43,034
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(100)	(640)	(57,364)

Change from net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	(259,685)	(457,300)	(14,330)